Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

24. Subsequent Events

Subsequent to the period covered by this report, the Company issued the following shares of common stock to promissory note holders in terms of the agreement entered into for the acquisition of Virtual Generation, as disclosed in Note 3 above:

•	On April 1, 2020, 61,040 shares of common stock valued at $90,745;
•	On May 1, 2020, 24,390 shares of common stock valued at $91,265;
•	On June 1, 2020, 29,300 shares of common stock valued at $92,321;
•	On July 1, 2020, 35,130 shares of common stock valued at $93,239

The global coronavirus pandemic has created a significant disruption and uncertainty since March 2020. On March 11, 2020, the Company reported that approximately 150 betting shop locations throughout Italy were temporarily closed and that the closing of the physical locations did not affect the Company’s continuing online and mobile operations. The Company has also implemented a smart-work initiative to permit the safe separation of office staff during this period because government forced lockdowns made it impossible for the Company to access its administrative offices in Europe. Additionally, the cancellation of sports events around the world disrupted the Company’s ability to provide its sports betting products through our land-based establishments and online channels. These restrictions and other difficulties, in both not having sports betting events available to wager on and the backlog of tasks imposed on the Company’s employees upon the return to work, are affecting the Company’s ability to consistently deliver its products to market.

On May 4, 2020, the Company reopened its webshop locations and administrative offices and on June 19, 2020 all of the Company’s physical betting shop locations were reopened.

Between April 19, 2020 and July 15, 2020, the Company converted convertible debentures in the aggregate principal amount of $200,000 including interest thereon of $37,699 and CDN$134,000 (approximately $94,827) including interest thereon of CDN$12,600 (approximately $9,025) into 106,735 shares of common stock at a conversion price of $3.20 per share.

As of July 15, 2020, the Company had convertible debentures of $610,000 and CDN$307,000 (approximately $229,145) including $134,098 and CDN$65,331 (approximately $48,763) in accrued interest that have matured and have been extended for 120 days; and a total of $1,073,000 and CDN$1,160,000 (approximately $865,824) including $227,060 and CDN$216,967 (approximately $161,944) in accrued interest due to certain accredited investors that have not been converted and are unsecured and bear interest at 10% and are in default as of May 31, 2020. The Company is currently in the process of repaying the outstanding balance periodically.

All warrants related to the original issue of the debentures have expired, unexercised.

On May 31, 2020, the company issued 10,727 warrants at an exercise price of $3.75 per share expiring on May 30, 2022 to those debenture holders that extended the maturity of the debentures in the principal amount of CDN$78,000 (approximately $56,656) and $12,000 that they hold to August 30, 2020, and 251,853 warrants at an exercise price of $3.75 per share expiring on May 30, 2022 and 72,729 warrants at an exercise price of $5.00 per share expiring on May 30, 2023 to those debenture holders that extended the maturity of the debentures in the principal amount of CDN$290,400 (approximately $210,931) and $720,000 that they hold to September 30, 2020.

Additionally, on May 28, 2020 the Company formed Elys Gameboard Technologies, LLC, a wholly owned subsidiary in the State of Delaware for the purposes of operating the Company’s US sports betting operations.

The Company has evaluated subsequent events through the date the financial statements were issued, other than disclosed above, we did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

23.	Subsequent Events

Subsequent to year end, between January 12, 2020 and May 20, 2020, the Company converted convertible debentures in the aggregate principal amount of $400,000 including interest thereon of $70,492 and CDN$305,600 (approximately $227,227) including interest thereon of CDN$42,504 (approximately $31,604) into 226,792 shares of common stock at a conversion price of $3.20 per share.

The Company also repurchased a convertible debenture in the aggregate principal amount of CDN$10,000 (approximately $7,289, including interest thereon of CDN2,000 (approximately $1,458) on February 26, 2020.

Additionally, Company issued the following shares of common stock to promissory note holders in terms of the agreement entered into for the acquisition of Virtual Generation, as disclosed in Note 3 above:

•	On January 1, 2020, 22,030 shares of common stock valued at $93,077;
•	On February 1, 2020, 23,890 shares of common stock valued at $91,542;
•	On March 1, 2020, 25,690 shares of common stock valued at $96,372;
•	On April 1, 2020, 61,040 shares of common stock valued at $90,745;
•	On May 1, 2020, 24,390 shares of common stock valued at $91,265
•	On June 1, 2020, 29,300 shares of common stock valued at $92,321

On February 15, 2020 the Company and Handle 19, Inc. a District of Columbia corporation (the “Customer”) entered into a Management Services Provider (“MSP”) agreement which is in effect for an initial term of 12 months commencing from the first date on which both parties receive the necessary licenses from the District of Columbia Office of Lottery and Gaming (“DC Lottery”), and the Customer may extend for an additional forty-eight (48) months at its sole discretion. The Customer has defined the first installation location at 319 Pennsylvania Ave, Southeast, Washington, DC (the “Establishment”). Under terms of the agreement, the Company shall:

a)	design, create, install and operate unique sports betting products and services for the Customer at the Establishment in compliance with District of Columbia law. This shall be a customized Americanized Interface. All equipment and software provided by Licensor shall meet the latest version of the GLI-33 or other generally accepted standards that are approved by the DC Lottery
b)	provide a customized Shop Client design as well as Ancillary Services for each individual Gaming Application activated by the Customer including the processing of payments of wagers for each of the activated Gaming Applications;
c)	provide Ancillary Services including customer support, technical support, financial support, risk management and Reporting Service for Settlement by the Service Provider, in full compliance with this Agreement and all applicable laws including, without limitation, the Legislation.

The Company shall invoice the Customer a fee based on the Gross Gaming Revenue calculated after the assessment and payment of all relevant taxes imposed under the District of Columbia Sports Wagering Lottery Amendment of 2018.

On May 28, 2020 the Company formed Elys Gameboard Technologies, LLC, a wholly owned subsidiary in the State of Delaware for the purposes of operating the Company’s US sports betting operations.

The global coronavirus pandemic has created a significant disruption and uncertainty since March 2020. On March 11, 2020, the Company reported that approximately 150 betting shop locations throughout Italy were temporarily closed and that the closing of the physical locations did not affect the Company’s continuing online and mobile operations. The Company has also implemented a smart-work initiative to permit the safe separation of office staff during this period because government forced lockdowns made it impossible for the Company to access its administrative offices in Europe. Additionally, the cancellation of sports events around the world disrupted our ability to provide our sports betting products through our land-based establishments and online channels. These restrictions and other difficulties, in both not having sports betting events available to wager on and the backlog of tasks imposed on our employees upon the return to work, are affecting our ability to consistently deliver our products to market.

The Company has evaluated subsequent events through the date the financial statements were issued, other than disclosed above, we did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.